Performance Management - MFS Global Opportunistic Bond Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021. The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

During the period(s) shown in the bar chart, the highest quarterly return was 8.03% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (7.30)% (for the calendar quarter ended December 31, 2016).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Global Opportunistic Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (USD Hedged) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index (USD Hedged)
Bloomberg Global Aggregate Index (USD Hedged) | Average Annual Return, Percent		4.86%	0.34%	2.39%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		1.12%	(0.70%)	2.19%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(0.61%)	(1.93%)	1.20%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.65%	(0.98%)	1.30%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		0.83%	(0.92%)	2.04%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		3.96%	(0.57%)	2.04%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		5.88%	0.41%	2.89%
Class R1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R1 | Average Annual Return, Percent		4.83%	(0.60%)	1.86%
Class R2 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R2 | Average Annual Return, Percent		5.35%	(0.10%)	2.38%
Class R3 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R3 | Average Annual Return, Percent		5.62%	0.15%	2.63%
Class R4 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R4 | Average Annual Return, Percent		5.88%	0.43%	2.89%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		5.96%	0.49%	2.99%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.03%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(7.30%)
Lowest Quarterly Return, Date	Dec. 31, 2016